AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")

          AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V,
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                             ("Separate Accounts")

 Supplement to OVERTURE Life SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
  OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL, OVERTURE OVATION!,
     OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
           OVERTURE ACCLAIM!, OVERTURE ACCENT!, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2001
                 OVERTURE Annuity Prospectus Dated May 1, 2000
                       Supplement Dated November 7, 2001


Effective November 1, 2001, Calvert Variable Series, Inc. approved a change in the investment subadvisor for the Ameritas Small Capitalization Portfolio from Fred Alger Management, Inc. ("Fred Alger") to John McStay Investment Counsel ("McStay"). Therefore, the AVLIC Prospectuses listed above are amended by replacing all references for the Ameritas Small Capitalization subadviser from "Fred Alger" to "McStay."


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS VARIABLE LIFE INSURANCE COMPANY. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AVLIC AT 1-800-745-1112.